Note 2 - Significant Accounting Policies: Income Taxes (Details)	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	28.00%